Disposal groups classified as held for sale (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disposal groups classified as held for sale
Assets	€ 33,896,204	€ 33,929,808	€ 34,960,138
Disposal groups classified as held for sale
Disposal groups classified as held for sale
Assets	265,184	€ 507,600
Disposal group classified as held for sale in Guatemala, Curacao, Peru, Brazil and Colombia | Care Delivery | Non-recurring fair value measurement
Disposal groups classified as held for sale
Assets	€ 162,808